Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

March 3, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of Prime Series (the “Fund”), a series of Cash Reserve Fund, Inc. (the “Corporation”) (Reg. Nos. 002-72658, 811-03196)

Ladies and Gentlemen:

In accordance with our discussions regarding the above-referenced Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 47 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed under paragraph (a)(3) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). The Corporation intends to request, by separate letter, an accelerated effective date of May 1, 2010 pursuant to Rule 461 of the Securities Act.  The Corporation is seeking an accelerated effective date due to a number of factors, including an ASCII conversion software issue, that prevented the filing of the Amendment on March 2, 2010 in accordance with the requirements of Rule 485(a)(1).

The principal purpose of the Amendment is to comply with the recent amendments to Form N-1A that require the statutory prospectus of every mutual fund to include a summary section at the front of the prospectus. The Amendment has been electronically coded to show changes from the Fund’s Prospectuses and Statement of Additional Information, filed with the Commission on April 30, 2009 in Post-Effective Amendment No. 46 for the Fund.

In addition, DWS has reorganized the Statement of Additional Information (“SAI”) disclosure into two components: Part I contains fund-specific disclosure for the applicable fund; and Part II contains standardized disclosure for all DWS funds. As part of the reorganization of the SAI, DWS undertook to align and update all risk disclosure across all funds in the DWS family of funds, representing in the case of many DWS funds, a wholesale restatement of risk disclosure.  Additionally, as part of the initiative, the DWS funds Board approved a number of changes to non-fundamental investment policies relating to a variety of investment strategies.  Investment policy changes have been marked and are reflected in the Part I of the SAI.

The above-described disclosure changes are similar in nature to changes previously reviewed by the staff of the Commission with respect to other DWS funds.  Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           Thomas Hiller, Esq./Ropes & Gray LLP